Acquisition of North American Custom Specialty Vehicles, LLC ("NACSV") (Details 1) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Business Combinations [Abstract]
Revenue	$ 1,604,114	$ 2,170,851
Net Loss	$ (2,896,786)	$ (5,728,005)
Loss per common share - basic and diluted	$ (0.03)	$ (0.06)